Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss	$ (2,592)	$ (5,789)	$ (3,535)
Adjustments to the profit or loss items:
Depreciation and amortization	187	33	164
Cost of share-based payment	897	43	91
Finance expenses (income), net	(6,585)	9	(476)
Group’s share of losses of company accounted for at equity, net	109		795
Losses from remeasurement of investment in financial assets	770
Total adjustments to the profit or loss	(4,622)	85	574
Working capital adjustments:
Decrease (increase) in other accounts receivable	3	170	(519)
Increase (decrease) in trade payables		353	(752)
Increase (decrease) in other accounts payable	39	120	(75)
Increase in trade receivables	(77)
Increase in inventory	(668)
Working capital	(703)	643	(1,346)
Net cash used in operating activities	(7,917)	(5,061)	(4,307)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	(15)	(35)	24
Purchase of property and equipment	(8)	(35)
Investment in a company accounted for at equity	(700)
Purchase of financial assets at fair value through profit or loss	(1,500)
Purchase of intangible asset	(4,861)
Net cash provided by (used in) investing activities	(7,084)	(70)	24
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses)	9,005	7,699	2,650
Exercise of warrants (a)	2,770	2,568	2,376
Payment of issuance expenses related to previous period	3		116
Interest paid on lease liability	(8)		(7)
Repayment of lease liability	(70)	(19)	(26)
Repayment of short-term credit		(188)	(1,410)
Receipt of short-term credit from others, net			1,660
Net cash provided by financing activities	11,700	10,060	5,359
Increase (decrease) in cash	(3,301)	4,929	1,076
Cash at the beginning of the period	6,875	1,946	870
Cash at the end of the period	3,574	6,875	1,946
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability		78
Registration of warrants		2,480
Unpaid issue expenses		$ 290